Note 12 - Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
NOTE
12:
CAPITAL

a.	Authorized

Unlimited number of Common shares without nominal or par value.

b.	Issued and outstanding Common shares

(i)	As at December 31, 2017 and 2016, the Company had 17,112,022 shares issued and outstanding.

(ii)	On
May 7, 2015,
the Company completed a non-brokered private placement of
4,820,000
units (“Units”) for gross proceeds of
$202
(
$241,000
CDN). Each Unit consisted of
one
Common Share and
one
warrant. Each warrant is exercisable to acquire
one
Common Share at a price of
CDN$0.05
per Common Share until
May 6, 2018.

As the warrants are exercisable in a currency other than the Company’s functional currency they are treated as a derivative liability (Note
9
). The fair value of the warrants was
$189
and was
first
allocated to the liability with the residual balance of
$7,
net of
$6
in share issuance costs, recorded in additional paid-in capital.

c.	Stock Option Plan

Under the Company's
August 31, 2009
Stock Option Plan ("the Incentive Stock Option Plan"), options may
be granted to employees, officers, consultants, service providers and directors of the Company or its subsidiaries.

Stock options
may
be issued up to
10%
of the Company's outstanding Common shares at a term and an exercise price to be determined by the Company's Board of Directors. The maximum term of the options is ten
years from the date of grant.

As of
December 31, 2017,
an aggregate of
1,711,202
of the Company's options were still available for future grant.

The Company typically grants stock options with vesting periods of between two
to
four
years, generally with the exercise price at the closing price of the stock on the date of the grant and an expiration date of five
years from the date of grant.

A summary of the stock option plan and changes during the years ended
December 31, 2017
and
2016
were as follows:

	Number of options outstanding	Weighted average exercise price
Balance, December 31, 2015	271,334	$2.85
Options forfeited	(35,334)	7.68
Balance, December 31, 2016	236,000	$2.23
Options forfeited	(236,000)	$2.23
Balance, December 31, 2017	-	$-

d.	Share purchase warrants

The following tables summarize information applicable to warrants outstanding as of
December 31, 2017
and
2016:

Issue date	Expiry date	Grant date fair value	Exercise price (*)	Number of warrants
May 7, 2015	May 6, 2018	$0.04	$0.04	4,820,000

(*)	The exercise price of these warrants is denominated in Canadian dollars and was translated to USD in the table above using the exchange rate as of December 31, 2017.